Long-term Investments	12 Months Ended
Dec. 31, 2023
Long-term Investments.
Long-term Investments.

13. Long-term Investments

The Group’s long-term investments on the consolidated balance sheets consist of the following:

	As of December 31,
	2022	2023
Equity investments:
Equity securities without readily determinable fair values	558,004	730,644
Equity securities with readily determinable fair values	12,966	294,561
Equity investments accounted for using the equity method	155,053	160,526
Debt investments:
Long-term time deposits	707,853	409,645
Long-term financial instruments	50,615	—
Total Long-term Investments	1,484,491	1,595,376

Equity securities without readily determinable fair values

Equity securities without readily determinable fair values represent investments in privately-held companies with no readily determinable fair value.

In March 2022, one of the Group’s subsidiaries purchased certain Series Pre-A preferred shares of a private company with a total cash consideration of RMB400,000. The investee is engaged in design, production and sale of lithium battery cells and modules.

Nil, RMB7,200 and nil impairment of equity securities without readily determinable fair values were recorded in Interest income and investment income, net in the consolidated statements of comprehensive (loss)/income for the years ended December 31, 2021, 2022 and 2023, respectively.

Equity securities with readily determinable fair values

Equity securities with readily determinable fair values are marketable equity securities which are publicly traded stocks measured at fair value.

In 2017 and 2020, one of the Group’s subsidiaries purchased preferred shares of an autonomous driving solution provider. The investment was previously accounted as equity securities without readily determinable fair values and was reclassified to equity securities with readily determinable fair values in 2023 upon its initial public offering on HKEX.

13. Long-term Investments (Continued)

For equity securities with readily determinable fair values, net unrealized losses of RMB35,330 and RMB17,487 were recorded for the years ended December 31, 2021 and 2022, and net unrealized gains of RMB270,468 were recorded for the year ended December 31, 2023 in “Interest income and investment income, net” in the consolidated statements of comprehensive (loss)/income.